INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - MTS Belarus (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Non-current assets	₽ 647,059	₽ 405,038
Current assets	268,934	146,032
Liabilities
Non-current liabilities	(542,957)	(270,194)
Current liabilities	(295,471)	(156,671)
Statement of profit or loss
Revenue	(480,293)	(442,911)	₽ (435,692)
Net loss / (profit) for the year	(7,832)	(56,590)	(48,450)
Total comprehensive income for the year	15,631	53,766	30,643
MTS Belarus
Assets
Non-current assets	17,659	9,819
Current assets	11,652	8,117
Liabilities
Non-current liabilities	(7,089)	(703)
Current liabilities	(13,955)	(9,764)
Total identifiable net assets attributable to the Group	₽ 8,267	₽ 7,469
Percentage of ownership in associate	49.00%	49.00%
The Group's share of identifiable net assets	₽ 4,051	₽ 3,660
Carrying amount of the Group's interest	4,051	3,660
Statement of profit or loss
Revenue	(27,695)	(23,037)	(22,256)
Net loss / (profit) for the year	(7,752)	(6,552)	(6,356)
The Group's share of the profit of the associate for the year	(3,799)	(3,210)	(3,115)
Other comprehensive loss for the year (currency translation adjustment)	(648)	525	2,292
Total comprehensive income for the year	8,400	6,027	4,064
The Group's share of total comprehensive income of the associate for the year	(4,116)	(2,953)	(1,991)
Dividends received	₽ 3,691	₽ 3,590	₽ 2,795